Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2012
Supplement [Text Block]	gmot4_SupplementTextBlock

GMO TRUST

Supplement dated November 13, 2012 to the

GMO Risk Premium Fund Prospectus dated September 25, 2012

GMO Risk Premium Fund

Effective November 13, 2012, the Fund charges a purchase premium of 0.15% of the amount invested and a redemption fee of 0.15% of the amount redeemed. Immediately prior to November 13, 2012, the Fund charged a purchase premium of 0.25% and a redemption fee of 0.25%. The section captioned "Shareholder fees" on page 1 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.15%	0.15%	0.15%	0.15%
Redemption fee (as a percentage of amount redeemed)	0.15%	0.15%	0.15%	0.15%

In addition, the section captioned "Example" on pages 1-2 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class III	$152	$409	$136	$392
Class IV	$147	$393	$131	$377
Class V	$146	$390	$130	$374
Class VI	$143	$381	$127	$364

GMO Risk Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot4_SupplementTextBlock

GMO TRUST

Supplement dated November 13, 2012 to the

GMO Risk Premium Fund Prospectus dated September 25, 2012

GMO Risk Premium Fund

Effective November 13, 2012, the Fund charges a purchase premium of 0.15% of the amount invested and a redemption fee of 0.15% of the amount redeemed. Immediately prior to November 13, 2012, the Fund charged a purchase premium of 0.25% and a redemption fee of 0.25%. The section captioned "Shareholder fees" on page 1 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.15%	0.15%	0.15%	0.15%
Redemption fee (as a percentage of amount redeemed)	0.15%	0.15%	0.15%	0.15%

In addition, the section captioned "Example" on pages 1-2 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class III	$152	$409	$136	$392
Class IV	$147	$393	$131	$377
Class V	$146	$390	$130	$374
Class VI	$143	$381	$127	$364

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
GMO Risk Premium Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.15%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	409
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	392
GMO Risk Premium Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.15%
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	393
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	377
GMO Risk Premium Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.15%
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	390
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	374
GMO Risk Premium Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.15%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	381
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	364